Stock Option Plan	12 Months Ended
Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock Option Plan
9.	Stock Option Plan

In 2009, the Company adopted the 2009 Equity Incentive Plan or the Plan. Under the Plan, shares of the Company’s common stock have been reserved for the issuance of stock options to employees, directors, and consultants under terms and provisions established by the Board of Directors. In September 2015, the Company’s Board of Directors increased the number of shares of common stock reserved for issuance under the Plan by 203,050 shares to an aggregate of 338,516 shares. Under the terms of the Plan, options may be granted at an exercise price not less than fair market value. For employees holding more than 10% of the voting rights of all classes of stock, the exercise prices for incentive and non-statutory stock options may not be less than 110% of fair market value, as determined by the Board of Directors. The terms of options granted under the Plan may not exceed ten years. The vesting schedule of newly issued option grants is generally four years. The following summarizes option activity under the Plan:

	Shares Available for Grant	Number of Options	Weighted- Average Exercise Price Per Option	Aggregate Intrinsic Value
Balance, December 31, 2014	29,564	105,898	$1.37
Additional authorized options	203,050	—	—
Options granted	(212,925)	212,925	$2.06
Options exercised	—	(64,765)	$0.00

Balance Outstanding, December 31, 2015	19,689	254,058	$1.94	$3,368,812

Exercisable, December 31, 2015		24,861	$1.30	$345,447

Vested and expected to vest, December 31, 2015		254,058	$1.94	$3,368,812

The aggregate intrinsic values of options outstanding, exercisable, vested and expected to vest were calculated as the difference between the exercise price of the options and the estimated fair value of the Company’s common stock as determined by the Board of Directors, as of December 31, 2015.

The aggregate intrinsic value of stock options exercised in 2015, 2014 and 2013 was $887,984, zero and zero, respectively.

The total grant date fair value of employee options that vested during the years ended December 31, 2015, 2014 and 2013 was $6,014, $70,404, and $60,573 respectively.

The weighted-average grant date fair value of employee options granted during the year ended December 31, 2015 was $1.09 per option. There were no employee options granted during the year ended December 31, 2014. The weighted-average grant date fair value of employee options granted during the year ended December 31, 2013 was $0.09 per option.

As of December 31, 2015, the weighted-average remaining contractual life was 7.81 years and 9.40 years for exercisable options and vested and expected to vest options, respectively.

Option Modification

In May 2015, the Company modified 66,516 fully vested employee and non-employee stock options, whereby the Company forgave the exercise price of $1.37 per share of three employees and two non-employees. As a result of this modification, the Company recognized incremental expense related to stock-based compensation of $43,983 during the year ended December 31, 2015.

Stock Options Granted to Employees

During the year ended December 31, 2015, the Company granted employees stock options for 166,793 shares. There were no stock options granted to employees during the year ended December 31, 2014. During the year ended December 31, 2013, the Company granted employees stock options for 81,395 shares.

The fair value of stock option awards to employees was estimated at the date of grant using a Black-Scholes option-pricing model with the following assumptions:

Year Ended December 31,
	2015	2014	2013
Expected term (in years)	5.00 - 6.08	—	5.00 - 6.02
Volatility	77.58% - 97.62%	—	95.47% - 97.62%
Risk-free interest rate	1.44% - 1.75%	—	1.44% - 1.75%
Dividend yield	—	—	—

In determining the fair value of the stock-based awards, the Company uses the Black-Scholes option-pricing model and assumptions discussed below. Each of these inputs is subjective and generally requires significant judgment to determine.

Fair Value of Common Stock: The fair value of the shares of common stock underlying stock options has historically been determined by the Company’s Board of Directors. In order to determine the fair value of the common stock at the time of grant of the option, the Board of Directors considered, among other things, valuations performed by an independent third-party. Because there has been no public market for the Company’s common stock, the Board of Directors exercised reasonable judgment and considered a number of objective and subjective factors to determine the best estimate of the fair value of the Company’s common stock, including important developments in the Company’s operations, sales of convertible preferred stock, actual operating results and financial performance, the conditions in the life sciences industry and the economy in general, the stock price performance and volatility of comparable public companies, and the lack of liquidity of the Company’s common stock, among other factors.

Expected Term: The Company’s expected term represents the period that the Company’s stock-based awards are expected to be outstanding and is determined using the simplified method (based on the mid-point between the vesting date and the end of the contractual term for employee options).

Expected Volatility: Since the Company is privately held and does not have any trading history for its common stock, the expected volatility was estimated based on the average volatility for comparable publicly traded biotechnology companies over a period equal to the expected term of the stock option grants. The comparable companies were chosen based on their similar size, or stage in the life cycle.

Risk-Free Interest Rate: The risk-free interest rate is based on the U.S. Treasury zero coupon issues in effect at the time of grant for periods corresponding with the expected term of option.

Expected Dividend: The Company has never paid dividends on its common stock and has no plans to pay dividends on its common stock. Therefore, the Company used an expected dividend yield of zero.

Stock Options Granted to Non-Employees

The Company grants stock options to non-employees in exchange for services rendered. During the years ended December 31, 2015 and 2014, the Company granted to non-employees stock options for 46,134 and 24,506 shares, respectively. There were no stock options granted to non-employees during the year ended December 31, 2013. Stock-based compensation expense related to stock options granted to non-employees is recognized as the stock options are earned and will fluctuate as the estimated fair value of the common stock fluctuates until the awards vest. The Company believes that the estimated fair value of the stock options is more readily measurable than the fair value of the services rendered.

The fair value of stock option awards to non-employees was estimated at the date of grant using a Black-Scholes option-pricing model using similar assumptions as for employees except that the expected term is based on the options’ remaining contractual term instead of the simplified method:

Year Ended December 31,
	2015	2014	2013
Remaining contractual term (in years)	7.75 – 10.00	8.75 – 9.67	—
Volatility	85.83% – 90.50%	87.53% – 94.17%	—
Risk-free interest rate	1.73% – 2.24%	2.17% – 2.69%	—
Dividend yield	—	—	—

Stock-Based Compensation Expense

Total stock-based compensation expense recognized for options granted to employees and non-employees was as follows:

	Year Ended December 31,
	2015	2014	2013
Research and development	$63,885	$12,528	$—
General and administrative	163,463	14,231	60,685

Total stock-based compensation expense	$227,348	$26,759	$60,685

As of December 31, 2015, the total unrecognized compensation expense related to unvested employee options, net of estimated forfeitures, was $2.0 million, which the Company expects to recognize over an estimated weighted average period of 3.60 years.